Derivative Financial Instruments for Hedging Purposes	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments for Hedging Purposes [Abstract]
Derivative Financial Instruments for hedging purposes
10.	Derivative Financial Instruments for hedging purposes:

(a.1)	As of December 31, 2024 and 2023, the Bank has the following portfolio of financial derivative instruments for accounting hedging purposes:

	Notional amount of contract with final expiration date in
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 year and up to 5 years		Over 5 years		Total		Fair value Assets
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Derivatives held for fair value hedges	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Cash flow hedge derivatives
Interest rate swap and cross currency swap	—	—	—	—	—	—	131,987	141,416	274,935	36,553	122,041	232,293	306,460	222,615	835,423	632,877	73,959	49,065
Total	—	—	—	—	—	—	131,987	141,416	274,935	36,553	122,041	232,293	306,460	222,615	835,423	632,877	73,959	49,065

(a.2)	As of December 31, 2024 and 2023, the Bank has the following debt portfolio of financial derivative instruments for accounting hedging purposes:

	Notional amount of contract with final expiration date in
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 year and up to 5 years		Over 5 years		Total		Fair value Liabilities
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Derivatives held for fair value hedges	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Cash flow hedge derivatives
Interest rate swap and cross currency swap	—	—	—	—	—	—	134,806	—	34,060	218,840	132,265	180,325	875,618	983,782	1,176,749	1,382,947	141,040	160,602
Total	—	—	—	—	—	—	134,806	—	34,060	218,840	132,265	180,325	875,618	983,782	1,176,749	1,382,947	141,040	160,602
(b)	Fair Value Hedges:

As of December 31, 2024 and 2023, no fair value hedges are held.

(c)	Cash flow Hedges:

(c.1)	The Bank uses cross currency swaps to hedge the risk from variability of cash flows attributable to changes in the interest rates and foreign exchange of foreign banks obligations and bonds issued abroad in US Dollars, Hong Kong dollars, Swiss Franc, Japanese Yens, Peruvian Sol, Australian Dollars, Euros, Norwegian kroner and Mexican peso. The cash flows of the cross currency swaps equal the cash flows of the hedged items, which modify uncertain cash flows to known cash flows derived from a fixed interest rate.

Additionally, these cross currency swap contracts are used to hedge the risk from variability of the Unidad de Fomento (“CLF”) in assets flows denominated in CLF until a nominal amount equal to the portion notional of the hedging instrument CLF, whose readjustment impact the item “Interest and UF indexation Revenue” of the Income Financial Statements.

(c.2)	Below are the cash flows of borrowings from banks and bonds issued abroad objects of these hedges and the cash flows of the asset part of the derivative:

	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge element
Outflows:
Corporate Bond	—	—	(472)	(450)	(7,576)	(4,686)	(213,764)	(199,047)	(444,033)	(245,308)	(357,141)	(552,541)	(1,297,164)	(1,252,534)	(2,320,150)	(2,254,566)
Obligation USD	—	—	—	—	—	—	(104,466)	(1,366)	—	(88,096)	—	—	—	—	(104,466)	(89,462)

Hedge instrument
Inflows:
Cross Currency Swap	—	—	472	450	7,576	4,686	318,230	200,413	444,033	333,404	357,141	552,541	1,297,164	1,252,534	2,424,616	2,344,028
Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

(c.3)	Below are the cash flows of the underlying assets portfolio and the cash flow of the liability part of the derivatives:

	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge element
Inflows:
Cash flows in CLF	—	—	1,588	1,506	2,804	1,834	306,543	182,057	377,477	328,074	304,794	467,263	1,280,412	1,314,328	2,273,618	2,295,062

Hedge instrument
Outflows:
Cross Currency Swap	—	—	(1,588)	(1,506)	(2,804)	(1,834)	(306,543)	(182,057)	(377,477)	(328,074)	(304,794)	(467,263)	(1,280,412)	(1,314,328)	(2,273,618)	(2,295,062)
Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

With respect to CLF assets hedged; these are revalued monthly according to the variation of the UF, which is equivalent to monthly reinvest the assets until maturity of the relationship hedging.

(c.4)	The unrealized results generated during the year 2024 by those derivative contracts that conform the hedging instruments in this cash flow hedging strategy, have been recorded with charge to equity amounting to Ch$21,798 million (credit to equity of Ch$113,183 million and charge to equity of Ch$215,476 million as of December 31, 2023 and 2022, respectively). The net effect of taxes charge to equity amounts to Ch$15,913 million (a credit to equity of Ch$82,624 million and a charge to equity of Ch$157,297 million as of December 31, 2023 and 2022, respectively).

The accumulated balance for this concept as of December 31, 2024 corresponds to a charge to equity amounted to Ch$12,397 million (a credit to equity amounting to Ch$9,401 million as of December 31, 2023 and a charge to equity amounting to Ch$103,782 million as of December 31, 2022).

(c.5)	The effect of the cash flow hedging derivatives that offset the result of the hedged instruments corresponds to a credit to income of Ch$100,566 million in 2024 (a charge to result for Ch$4,320 million in 2023 and a credit to income for Ch$251,371 million in 2022).

(c.6)	As of December 31, 2024 and 2023, there was not any inefficiency in the cash flow hedge, because both, hedged item and hedge instruments, are mirrors of each other, it means that all variation of value attributable to rate and revaluation components are netted totally.

(c.7)	As of December 31, 2024, 2023 and 2022, the Bank had no hedges of net investments in foreign businesses.